Condensed consolidating financial information - Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statement of Income Captions [Line Items]
Ownership percentage		100.00%								100.00%
NET SALES:
Related parties	$ 280,573				$ 280,377					$ 1,178,631	$ 1,867,711	$ 1,262,101
Third-party customers	85,213				38,477					140,463	82,146	668,941
Sales Revenue – net	365,786	$ 339,836	$ 333,650	$ 326,754	318,854	$ 383,915	$ 454,540	$ 523,491	$ 587,911	1,319,094	1,949,857	1,931,042
Cost of goods sold	348,935				321,906					1,330,136	1,908,544	1,729,243
Gross profit (loss)	16,851	5,057	(17,612)	5,582	(3,052)	(18,701)	(42,423)	8,342	94,095	(11,042)	41,313	201,799
Selling, general and administrative expenses	10,702				9,625					40,264	42,115	49,195
Helguvik impairment										152,220	0	0
Ravenswood charges										26,830	30,850	0
Other operating expense - net	973				881					3,857	7,436	12,481
Operating income (loss)	5,176				(13,558)					(234,213)	(39,088)	140,123
Interest expense - third parties	5,571				5,493					(22,216)	(21,954)	(22,015)
Interest income (expense) - affiliates	0				0					0	0	0
Interest income - third parties	230				114					758	339	301
Net gain on forward and derivative contracts	(16,137)				353					3,487	1,600	179
Unrealized gain on fair value of contingent consideration									6,527	0	18,337	7,943
Gain on remeasurement of equity investment										0	0	15,955
Other income (expense) - net	384				(6)					1,319	(356)	991
Income (loss) before income taxes and equity in earnings of joint ventures	(15,918)				(18,590)					(250,865)	(41,122)	143,477
Income tax benefit (expense)	308				2,070					(2,824)	(9,276)	(18,308)
Income (loss) before equity in earnings of joint ventures	(15,610)				(16,520)					(253,689)	(50,398)	125,169
BHH impairment										0	(11,584)	0
Equity in earnings of joint ventures	471				357					1,274	2,672	1,305
Net income (loss)	(15,139)	$ (168,464)	$ (58,273)	$ (9,515)	(16,163)	$ (43,080)	$ (56,112)	$ (33,897)	$ 73,779	(252,415)	(59,310)	126,474
Other comprehensive income (loss) before income tax effect	1,786				1,206					288	6,568	(36,672)
Income tax effect	(1,074)				(383)					(1,531)	(1,536)	(1,829)
Other comprehensive income (loss)	712				823					(1,243)	5,032	(38,501)
Total comprehensive income (loss)	(14,427)				(15,340)					(253,658)	(54,278)	87,973
Consolidating Adjustments [Member]
NET SALES:
Related parties	0				(23,397)					0	(42,360)	(78,771)
Third-party customers	0				0					0	(224)	(556)
Sales Revenue – net	0				(23,397)					0	(42,584)	(79,327)
Cost of goods sold	0				(23,971)					0	(44,236)	(75,494)
Gross profit (loss)	0				574					0	1,652	(3,833)
Selling, general and administrative expenses	0				0					0	0	0
Helguvik impairment										0
Ravenswood charges										0	0
Other operating expense - net	0				0					0	0	0
Operating income (loss)	0				574					0	1,652	(3,833)
Interest expense - third parties	0				0					0	0	0
Interest income (expense) - affiliates	0				0					0	0	0
Interest income - third parties	0				0					0	0	0
Net gain on forward and derivative contracts	0				0					0	0	0
Unrealized gain on fair value of contingent consideration											0	0
Gain on remeasurement of equity investment												0
Other income (expense) - net	0				0					0	(3,410)	(3,632)
Income (loss) before income taxes and equity in earnings of joint ventures	0				574					0	(1,758)	(7,465)
Income tax benefit (expense)	0				0					0	0	173
Income (loss) before equity in earnings of joint ventures	0				574					0	(1,758)	(7,292)
BHH impairment											0
Equity in earnings of joint ventures	9,358				13,775					241,427	52,296	(141,178)
Net income (loss)	9,358				14,349					241,427	50,538	(148,470)
Other comprehensive income (loss) before income tax effect	(1,654)				(1,081)					(7,002)	(13,640)	18,967
Income tax effect	(8)				(8)					24	(33)	(33)
Other comprehensive income (loss)	(1,662)				(1,089)					(6,978)	(13,673)	18,934
Total comprehensive income (loss)	7,696				13,260					234,449	36,865	(129,536)
The Company [Member]
NET SALES:
Related parties	0				0					0	0	0
Third-party customers	0				0					0	0	0
Sales Revenue – net	0				0					0	0	0
Cost of goods sold	0				0					0	0	0
Gross profit (loss)	0				0					0	0	0
Selling, general and administrative expenses	10,200				8,299					20,704	28,000	32,840
Helguvik impairment										0
Ravenswood charges										0	0
Other operating expense - net	0				0					0	0	0
Operating income (loss)	(10,200)				(8,299)					(20,704)	(28,000)	(32,840)
Interest expense - third parties	5,148				5,065					(20,378)	(20,201)	(20,228)
Interest income (expense) - affiliates	(8,982)				(9,548)					39,211	37,626	43,688
Interest income - third parties	80				37					182	65	15
Net gain on forward and derivative contracts	0				0					0	0	(1,080)
Unrealized gain on fair value of contingent consideration											0	0
Gain on remeasurement of equity investment												0
Other income (expense) - net	787				771					1,239	1,356	518
Income (loss) before income taxes and equity in earnings of joint ventures	(5,499)				(3,008)					(450)	(9,154)	(9,927)
Income tax benefit (expense)	571				620					1,925	2,140	(4,777)
Income (loss) before equity in earnings of joint ventures	(4,928)				(2,388)					1,475	(7,014)	(14,704)
BHH impairment											0
Equity in earnings of joint ventures	(10,211)				(13,775)					(253,890)	(52,296)	141,178
Net income (loss)	(15,139)				(16,163)					(252,415)	(59,310)	126,474
Other comprehensive income (loss) before income tax effect	1,786				1,206					288	6,568	(24,022)
Income tax effect	(1,074)				(383)					(1,531)	(1,536)	(1,829)
Other comprehensive income (loss)	712				823					(1,243)	5,032	(25,851)
Total comprehensive income (loss)	$ (14,427)				(15,340)					(253,658)	(54,278)	100,623
Combined Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Ownership percentage	100.00%
NET SALES:
Related parties	$ 131,068				162,120					668,486	1,277,474	715,796
Third-party customers	85,183				38,468					140,426	82,327	669,466
Sales Revenue – net	216,251				200,588					808,912	1,359,801	1,385,262
Cost of goods sold	213,751				209,573					862,632	1,388,400	1,282,194
Gross profit (loss)	2,500				(8,985)					(53,720)	(28,599)	103,068
Selling, general and administrative expenses	0				0					9,853	8,798	11,353
Helguvik impairment										0
Ravenswood charges										0	0
Other operating expense - net	0				0					0	0	0
Operating income (loss)	2,500				(8,985)					(63,573)	(37,397)	91,715
Interest expense - third parties	379				382					(1,659)	(1,567)	(1,555)
Interest income (expense) - affiliates	(2,081)				0					8,107	0	0
Interest income - third parties	0				0					10	4	0
Net gain on forward and derivative contracts	(15,847)				353					3,487	1,411	1,259
Unrealized gain on fair value of contingent consideration											18,337	7,943
Gain on remeasurement of equity investment												15,955
Other income (expense) - net	47				(6)					218	(658)	(459)
Income (loss) before income taxes and equity in earnings of joint ventures	(11,598)				(9,020)					(53,410)	(19,870)	114,858
Income tax benefit (expense)	493				0					0	0	(493)
Income (loss) before equity in earnings of joint ventures	(11,105)				(9,020)					(53,410)	(19,870)	114,365
BHH impairment											0
Equity in earnings of joint ventures	853				0					12,463	0	0
Net income (loss)	(10,252)				(9,020)					(40,947)	(19,870)	114,365
Other comprehensive income (loss) before income tax effect	1,306				778					1,868	14,754	(28,955)
Income tax effect	0				0					0	0	0
Other comprehensive income (loss)	1,306				778					1,868	14,754	(28,955)
Total comprehensive income (loss)	(8,946)				(8,242)					(39,079)	(5,116)	85,410
Combined Non-Guarantor Subsidiaries [Member]
NET SALES:
Related parties	149,505				141,654					510,145	632,597	625,076
Third-party customers	30				9					37	43	31
Sales Revenue – net	149,535				141,663					510,182	632,640	625,107
Cost of goods sold	135,184				136,304					467,504	564,380	522,543
Gross profit (loss)	14,351				5,359					42,678	68,260	102,564
Selling, general and administrative expenses	502				1,326					9,707	5,317	5,002
Helguvik impairment										152,220
Ravenswood charges										26,830	30,850
Other operating expense - net	973				881					3,857	7,436	12,481
Operating income (loss)	12,876				3,152					(149,936)	24,657	85,081
Interest expense - third parties	44				46					(179)	(186)	(232)
Interest income (expense) - affiliates	11,063				9,548					(47,318)	(37,626)	(43,688)
Interest income - third parties	150				77					566	270	286
Net gain on forward and derivative contracts	(290)				0					0	189	0
Unrealized gain on fair value of contingent consideration											0	0
Gain on remeasurement of equity investment												0
Other income (expense) - net	(450)				(771)					(138)	2,356	4,564
Income (loss) before income taxes and equity in earnings of joint ventures	1,179				(7,136)					(197,005)	(10,340)	46,011
Income tax benefit (expense)	(756)				1,450					(4,749)	(11,416)	(13,211)
Income (loss) before equity in earnings of joint ventures	423				(5,686)					(201,754)	(21,756)	32,800
BHH impairment											(11,584)
Equity in earnings of joint ventures	471				357					1,274	2,672	1,305
Net income (loss)	894				(5,329)					(200,480)	(30,668)	34,105
Other comprehensive income (loss) before income tax effect	348				303					5,134	(1,114)	(2,662)
Income tax effect	8				8					(24)	33	33
Other comprehensive income (loss)	356				311					5,110	(1,081)	(2,629)
Total comprehensive income (loss)	$ 1,250				$ (5,018)					$ (195,370)	$ (31,749)	$ 31,476